Related party transactions - Year end balances (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties
Derivative financial liabilities		¥ 9,568
Ping An Group and its subsidiaries
Disclosure of transactions between related parties
Trade receivables.	¥ 299,098	372,456
Contract assets	7,538	9,876
Prepayment and other receivables	599,671	771,137
Financial assets at fair value through profit or loss	417,956	405,960
Cash and restricted cash and time deposits over three months	784,840	787,916
Trade and other payables	864,038	1,086,907
Contract liabilities	25,550	27,517
Derivative financial assets	¥ 38,008	56,363
Derivative financial liabilities		¥ 9,568